BANK AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2025
BANK AND OTHER BORROWINGS
BANK AND OTHER BORROWINGS

19.BANK AND OTHER BORROWINGS

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Total bank and other borrowings	3,726,389	3,446,569	492,854
Comprised of:
Short-term	649,680	430,366	61,542
Long-term, current portion	383,016	550,698	78,749
	1,032,696	981,064	140,291
Long-term, non-current portion	2,693,693	2,465,505	352,563
	3,726,389	3,446,569	492,854

Certain bank and other borrowings are secured by equipment with a net carrying value of RMB576,261 and RMB526,693 (US$75,316) (note 10), accounts receivable with a carrying value of RMB14,745 and RMB18,873 (US$2,699) (note 7) (including lease receivables with a carrying value of RMB7,137 and RMB8,903 (US$1,273) (note 11), certain land use rights (which are recorded as “right-of-use assets”) with a carrying value of RMB377,255 and RMB373,797 (US$53,452) (note 11), certain construction in progress with a carrying value of RMB1,814,768 and RMB1,991,611 (US$284,797) (note 10), certain long-term investments with a carrying value of RMB196,487 and RMB298,242 (US$42,648) (note 15), 87,170,000 and 96,137,318 ordinary shares of Concord Healthcare, with recorded market value of RMB958,870 and RMB163,433 (US$23,371) as of December 31, 2024 and 2025, respectively.

The short-term bank and other borrowings bore a weighted average interest of 6.97% and 5.45% per annum, and the long-term bank and other borrowings bore a weighted average interest of 5.94% and 5.67% per annum, respectively, as of December 31, 2024 and 2025.

Bank and other borrowings amounted to RMB62,057 (US$8,874) (2024: RMB120,979) and RMB3,384,512 (US$483,980) (2024:RMB3,605,410) were denominated in US$ and RMB, respectively as of December 31, 2025.

The maturity analysis of the long-term bank and other borrowings are as follows:

	RMB	US$
Within one year	550,698	78,749
Between one and two years	216,625	30,977
Between two and three years	1,116,245	159,621
Between three and four years	215,108	30,760
Above four years	917,527	131,205
	3,016,203	431,312

As of December 31, 2025, the Group had unutilized short-term bank credit lines and unutilized long-term bank credit lines amounted to RMB811,860 (US$116,094) and RMB170,000 (US$24,310), respectively.